CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, value at Jun. 30, 2012	$ 12,513	$ 39,009,215	$ (38,502,399)	$ 519,329
Beginning balance, shares at Jun. 30, 2012	1,251,339
Proceeds from sale of common stock and warrants, shares issued	2,777,795
Proceeds from sale of common stock and warrants, amount	27,778	2,163,340		2,191,118
Exercise of warrants, shares issued	50,000
Exercise of warrants, amount	500	49,500		50,000
Issuance of common stock to settle claims for liquidated damages, shares issued	370,000
Issuance of common stock to settle claims for liquidated damages, amount	3,700	625,300		629,000
Stock-based compensation, shares issued	6,000
Stock-based compensation, amount	60	108,362		108,422
Net loss			(1,787,680)	(1,787,680)
Ending balance, value at Jun. 30, 2013	44,551	41,955,717	(40,290,079)	1,710,189
Ending balance, shares at Jun. 30, 2013	4,455,134
Exercise of warrants, amount				0
Issuance of common stock to settle claims for liquidated damages, amount				0
Advance proceeds from private placement of common stock		50,000		50,000
Stock-based compensation, amount		141,033		141,033
Net loss			(1,160,638)	(1,160,638)
Ending balance, value at Jun. 30, 2014	$ 44,551	$ 42,146,750	$ (41,450,717)	$ 740,584
Ending balance, shares at Jun. 30, 2014	4,455,134